LONG TERM DEBT	6 Months Ended
Jun. 30, 2016
Long-term Debt, Unclassified [Abstract]
LONG TERM DEBT
NOTE 6:	LONG TERM DEBT

1.	On March 4, 2016, Undertone entered into an amendment to the secured credit agreement. The amendment to the credit agreement added a $10,000 revolving loan facility (which includes a $3,000 swing line loan commitment and $3,000 letter of credit commitment). Additionally, the amendment postpones the commencement date of a few of Undertone’s undertaking and covenants and increases Undertone’s ability to invest in some of its subsidiaries. The unpaid principal balance of the credit agreement was $47,750 as of June 30, 2016.

2.	The Company was in compliance with all its financial covenants as of June 30, 2016.

3.	As of June 30, 2016, the aggregate principal annual maturities are as follows:

Repayment amount

2016 (six months ending December 31)	$11,650
2017	4,150
2018	5,000
2019	37,750

Total principal payments	58,550
Less: unamortized original issue discount	(1,320)

Present value of principal payments	57,230
Less: current portion	(13,506)

Long-term debt	$43,724